Equity Investments - Northstar Illinois (Details) - USD ($)	1 Months Ended	3 Months Ended					12 Months Ended
	Aug. 31, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Earnings (loss) from equity investments							$ 16,900,000	$ (7,600,000)	$ 1,500,000
Asset impairment charge		$ 26,400,000	$ 103,600,000	$ 35,100,000	$ 4,600,000
Distributed earnings from equity investments							$ 24,900,000	28,500,000	29,500,000
Northstar Lottery Group, LLC
Schedule of Equity Method Investments [Line Items]
Equity interest (as a percent)		20.00%					20.00%
Agreement term							10 years
Shortfall payment	$ 10,000,000					$ 8,000,000	$ 10,000,000
Downward adjustment to net income target				$ 2,000,000
Estimated shortfall payment, percentage				20.00%
Earnings (loss) from equity investments							(2,700,000)	(34,800,000)	(4,500,000)
Revenue from the sale of instant tickets to equity method investment							20,800,000	24,500,000	25,000,000
Accounts receivable from equity method investment		$ 27,600,000					27,600,000
Distributed earnings from equity investments							0	0	0
Distribution of capital							$ 0	0	$ 0
Northstar Lottery Group, LLC | Earnings from equity investments
Schedule of Equity Method Investments [Line Items]
Asset impairment charge								$ 19,700,000